Earnings Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Oct. 19, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)		200,000,000			200,000,000
Common stock, par or stated value per share (in dollars per share)		$ 0.01			$ 0.01
Common units outstanding (in shares)				30,000,000
Common units, converted				30,000,000
Weighted average common shares outstanding (in shares)		37,500,000	30,000,000	30,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	7,750,000
Sale of stock, price per share (in dollars per share)	$ 15.00
Proceeds from issuance initial public offering	$ 103.1
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	7,500,000